Earnings/(Loss) per share - Schedule of Basic Earnings/(loss) Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earning Per Share [Abstract]
(Loss)/profit attributable to equity holders of the parent (USD)	$ (83,637,387)	$ 960,686	$ (783,037)
Weighted average number of ordinary shares outstanding	16,458,468	100,000	100,000
Basic (loss)/earnings per ordinary share (USD)	$ (5.08)	$ 9.61	$ (7.83)